SIGNIFICANT CUSTOMERS (Details Narrative)	12 Months Ended
Dec. 31, 2021
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer [Member]
Concentration Risk [Line Items]
Total revenue	10.00%